Motley Fool Capital Efficiency 100 Index ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Air Freight & Logistics - 0.7%
FedEx Corp.	2,592	$714,563

Automobile Components - 0.0%(a)
Phinia, Inc.	385	20,825

Beverages - 0.8%
Boston Beer Co., Inc. - Class A (b)	156	30,389
Monster Beverage Corp. (b)	10,310	773,147
		803,536

Biotechnology - 2.1%
Exelixis, Inc. (b)	3,767	166,388
Gilead Sciences, Inc.	15,625	1,966,250
		2,132,638

Broadline Retail - 5.5%
Amazon.com, Inc. (b)	21,046	4,908,348
eBay, Inc.	4,801	397,475
Etsy, Inc. (b)	1,365	74,010
Ollie's Bargain Outlet Holdings, Inc. (b)	671	82,607
		5,462,440

Capital Markets - 0.3%
Cboe Global Markets, Inc.	940	242,680
PJT Partners, Inc. - Class A	320	53,763
		296,443

Chemicals - 2.2%
Ecolab, Inc.	3,087	849,419
RPM International, Inc.	1,620	173,745
Sherwin-Williams Co.	3,361	1,155,142
		2,178,306

Commercial Services & Supplies - 2.4%
Cintas Corp.	5,627	1,046,735
Rollins, Inc.	7,976	490,364
Waste Management, Inc.	3,883	845,989
		2,383,088

Communications Equipment - 2.4%
Arista Networks, Inc. (b)	12,909	1,686,948
Motorola Solutions, Inc.	1,987	734,554
		2,421,502

Construction & Engineering - 0.3%
EMCOR Group, Inc.	531	326,602

Consumer Staples Distribution & Retail - 10.7%
Casey's General Stores, Inc.	429	244,727
Costco Wholesale Corp.	5,086	4,646,519
Maplebear, Inc. (b)	3,836	161,150
Sysco Corp.	5,637	429,540
United Natural Foods, Inc. (b)	891	33,243
Walmart, Inc.	46,612	5,151,092
		10,666,271

Distributors - 0.1%
LKQ Corp.	2,429	72,117

Entertainment - 4.9%
Electronic Arts, Inc.	2,888	583,463
Netflix, Inc. (b)	38,921	4,187,121
Roku, Inc. (b)	1,516	146,734
		4,917,318

Financial Services - 9.3%
Jack Henry & Associates, Inc.	865	150,925
Mastercard, Inc. - Class A	8,207	4,518,200
Visa, Inc. - Class A	13,940	4,662,094
		9,331,219

Ground Transportation - 1.7%
Landstar System, Inc.	354	46,317
Old Dominion Freight Line, Inc.	2,408	325,778
Union Pacific Corp.	5,785	1,341,137
		1,713,232

Health Care Equipment & Supplies - 4.0%
IDEXX Laboratories, Inc. (b)	1,200	903,456
Insulet Corp. (b)	822	268,950
Intuitive Surgical, Inc. (b)	3,872	2,220,515
ResMed, Inc.	1,692	432,864
Solventum Corp. (b)	1,764	150,399
		3,976,184

Health Care Providers & Services - 2.7%
CVS Health Corp.	11,863	953,310
HCA Healthcare, Inc.	3,344	1,699,722
		2,653,032

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	358	1,759,459
Chipotle Mexican Grill, Inc. (b)	18,318	632,337
		2,391,796

Household Durables - 0.2%
Dream Finders Homes, Inc. - Class A (b)	866	17,121
TopBuild Corp. (b)	302	136,655
		153,776

Interactive Media & Services - 10.6%
Alphabet, Inc. - Class C	18,904	6,051,549
Match Group, Inc.	4,225	140,735
Meta Platforms, Inc. - Class A	6,272	4,063,942
Pinterest, Inc. - Class A (b)	11,362	296,775
		10,553,001

IT Services - 0.9%
Cognizant Technology Solutions Corp. - Class A	5,411	420,489
Gartner, Inc. (b)	945	219,940
GoDaddy, Inc. - Class A (b)	1,648	210,713
Kyndryl Holdings, Inc. (b)	2,305	59,538
		910,680

Leisure Products - 0.1%
Hasbro, Inc.	1,565	129,269

Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (b)	357	211,508

Machinery - 0.1%
Tennant Co.	228	16,674
Toro Co.	1,157	80,689
		97,363

Media - 0.3%
New York Times Co. - Class A	2,128	137,256
Trade Desk, Inc. - Class A (b)	4,808	190,205
USA TODAY Co., Inc. (b)	2,208	11,062
		338,523

Personal Care Products - 0.0%(a)
elf Beauty, Inc. (b)	660	50,272

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.	25,616	1,260,307

Semiconductors & Semiconductor Equipment - 7.8%
Cirrus Logic, Inc. (b)	602	72,444
Impinj, Inc. (b)	302	51,905
Lam Research Corp.	16,086	2,509,416
Monolithic Power Systems, Inc.	499	463,157
NVIDIA Corp.	26,112	4,621,824
Universal Display Corp.	441	52,448
		7,771,194

Software - 15.5%
Adobe Systems, Inc. (b)	6,683	2,139,429
Appfolio, Inc. - Class A (b)	460	105,009
Appian Corp. - Class A (b)	1,023	41,329
Autodesk, Inc. (b)	2,792	846,925
Crowdstrike Holdings, Inc. - Class A (b)	2,643	1,345,710
Docusign, Inc. (b)	3,061	212,280
Fair Isaac Corp. (b)	440	794,565
Fortinet, Inc. (b)	8,624	699,665
HubSpot, Inc. (b)	741	272,184
Manhattan Associates, Inc. (b)	766	135,161
Microsoft Corp.	9,330	4,590,453
Nutanix, Inc. - Class A (b)	3,875	185,225
Palo Alto Networks, Inc. (b)	6,762	1,285,659
Samsara, Inc. - Class A (b)	6,662	253,356
ServiceNow, Inc. (b)	2,342	1,902,664
Workday, Inc. - Class A (b)	2,825	609,127
		15,418,741

Specialty Retail - 3.5%
Five Below, Inc. (b)	647	106,684
Stitch Fix, Inc. - Class A (b)	1,491	6,337
TJX Cos., Inc.	14,605	2,218,791
Tractor Supply Co.	7,569	414,630
Ulta Beauty, Inc. (b)	666	358,861
Williams-Sonoma, Inc.	1,808	325,458
Winmark Corp.	93	38,224
		3,468,985

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	18,726	5,221,745
Pure Storage, Inc. - Class A (b)	4,070	362,067
		5,583,812

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	16,612	1,073,634
Under Armour, Inc. - Class A (b)	5,054	23,349
		1,096,983

Tobacco - 0.0%(a)
Turning Point Brands, Inc.	317	31,751

Trading Companies & Distributors - 0.2%
Watsco, Inc.	468	162,115
TOTAL COMMON STOCKS (Cost $87,209,256)		99,699,392

TOTAL INVESTMENTS - 99.9% (Cost $87,209,256)		99,699,392
Other Assets in Excess of Liabilities - 0.1%		87,093
TOTAL NET ASSETS - 100.0%		$99,786,485

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Motley Fool Capital Efficiency 100 Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$99,699,392	$–	$–	$99,699,392
Total Investments	$99,699,392	$–	$–	$99,699,392

Refer to the Schedule of Investments for further disaggregation of investment categories.